STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 3) - $ / shares		Dec. 31, 2016		Dec. 31, 2015
Warrants outstanding		22,754,490		24,803,409
PPO [Member]
Warrants outstanding		14,686,510	[1]	21,549,510
Exercise price (in dollars per share)		$ 2.00		$ 2.00
Activity	[1]	(6,863,000)
PPO Agent [Member]
Warrants outstanding		2,000,000		2,000,000
Exercise price (in dollars per share)		$ 0.125	[2]	$ 1.00
Enumeral Series B Financing [Member]
Warrants outstanding		421,968		421,968
Exercise price (in dollars per share)		$ 0.726		$ 0.726
Enumeral 2014 Convertible Promissory Note Financing [Member]
Warrants outstanding		765,357		765,357
Exercise price (in dollars per share)		$ 0.245		$ 0.245
Square 1 Bank [Member]
Warrants outstanding				66,574
Exercise price (in dollars per share)				$ 0.726
Activity	[3]	(66,574)
Agent Warrants [Member]
Warrants outstanding		4,880,655
Exercise price (in dollars per share)		$ 0.125
Activity	[4]	4,880,655

[1]	PPO Warrants not exercised in the Warrant Tender Offer remain at a $2.00 exercise price. The anti-dilution protection provision has also been eliminated for these warrants in connection with the Warrant Tender Offer.
[2]	In connection with the closing of the Warrant Tender Offer, the PPO Agent Warrants were amended to reduce the exercise price from $1.00 to $0.125, and to remove the anti-dilution protection provisions contained therein.
[3]	The cashless exercise of the Square 1 warrants concurrently with the closing of the Warrant Tender Offer.
[4]	Agent Warrants issued as a result of the conversion of the Notes in connection with the Warrant Tender Offer.